Income Taxes	3 Months Ended
Mar. 31, 2016
Income Taxes
4. Income Taxes

The provision for income taxes recognized during the three months ended March 31, 2016 is comprised of:

	Three Months Ended
	March 31,	March 31,
	2016	2015
	(in thousands)

Provision for income taxes	$10,165	$10,801

As at March 31, 2016 the Company maintains a $32.0 million liability (December 31, 2015: $31.4 million) for unrecognized tax benefit, which is comprised of $28.6 million (December 31, 2015: $28.1 million) related to items generating unrecognized tax benefits and $3.4 million (December 31, 2015: $3.3 million) for interest and related penalties for such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional provision for income taxes.

The Company has analyzed filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to examination by the major tax jurisdictions where the Company does business are 2011 through 2015 tax years. The Company does not believe that the outcome of any examination will have a material impact on its financial statements.